Subsequent Events (Details) - Subsequent Events [Member] - USD ($)	Apr. 08, 2026	Feb. 26, 2026	Feb. 09, 2026	Jan. 09, 2026	Feb. 20, 2026
Subsequent Events [Line Items]
Number of shares purchase					$ 5,000,000
Percentage of share capital issued			100.00%
Percentage of share capital outstanding			100.00%
Cash		$ 300,000
Number of restricted ordinary shares issued		5,000,000
Transferred shares		5,000,000
Transfer amount received	$ 300,000
Shenzhen Muyan Education Technology Consulting Co., Ltd [Member]
Subsequent Events [Line Items]
Equity interests, percentage		61.8489%
Beijing Wanjia [Member]
Subsequent Events [Line Items]
Disposal of equity interest percentage				100.00%
MGAI [Member]
Subsequent Events [Line Items]
Number of ordinary shares – issued and outstanding		10,000
Ordinary shares representing all of the outstanding		10,000